Other Income (Expenses) from Investments	12 Months Ended
Dec. 31, 2017
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Other Income (Expenses) from Investments

NOTE 34—OTHER INCOME (EXPENSES) FROM INVESTMENTS

Other income (expenses) from investments reflected an expense of 18 million euros in 2017, an income of 7 million euros in 2016 and an income of 10 million euros in 2015.

Details are as follows:

	Year ended December 31,
	2017	2016	2015
	(millions of euros)
Dividends from Other investments	1	7	3
Net gains on disposals of Other investments	—	—	11
Loss and impairment losses on Other investments	(19)	—	(4)

Total	(18)	7	10
of which, included in the supplementary disclosure on financial instruments	1	7	14

In 2017, this item amounted to an expense of 18 million euros and essentially included the allocation to the income statement of the Reserve for exchange differences on translating foreign operations for the investee company Tierra Argentea S.A., the liquidation of which has now been completed.

In 2016, the item showed an income of 7 million euros, including mainly dividends received from Emittenti Titoli S.p.A.

In 2015, the item showed an income of 10 million euros, mainly related to the gain from the sale of the non-controlling interest in Sia S.p.A., which took place on July 10, 2015.